Share-based compensation - Schedule of number of share options outstanding (Details)	3 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Beginning	42,456	37,856
Weighted average exercise price, Outstanding Beginning	$ 6.97	$ 101.4
Number of options, Granted	57,692	12,308
Weighted average exercise price, Granted	$ 9.46	$ 97.5
Number of options, Expired	(12,500)	(77)
Weighted average exercise price, Expired	$ 5.25	$ 243.75
Number of options, Outstanding Ending	87,648	50,087
Weighted average exercise price, Outstanding Ending	$ 8.85	$ 100.1
Number of options,Exercisable	83,481	40,056
Weighted average exercise price, Exercisable	$ 9.01	$ 100.75